Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 27, 2017
Registrant Name	GMO TRUST
Central Index Key	0000772129
Amendment Flag	false
Document Creation Date	Mar. 27, 2017
Document Effective Date	Mar. 27, 2017
Prospectus Date	Mar. 27, 2017